Note 17 - Current Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of Current Tax Receivables and Payables [Abstract]
Note 17 - Current Tax Assets and Liabilities

17        Current tax assets and liabilities

(all amounts in thousands of U.S. dollars)

	Year ended December 31,
Current tax assets	2020	2019
V.A.T. credits	106,293	112,161
Prepaid taxes	30,091	55,227
	136,384	167,388

	Year ended December 31,
Current tax liabilities	2020	2019
Income tax liabilities	27,616	64,994
V.A.T. liabilities	9,933	9,953
Other taxes	53,044	52,678
	90,593	127,625